PROVISIONS - Provisions by Type (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Provisions	$ 3,139	$ 3,114
Environmental rehabilitation (“PER”)
Disclosure of other provisions [line items]
Provisions	2,950	2,922
Post-retirement benefits
Disclosure of other provisions [line items]
Provisions	43	43
Share-based payment arrangements [member]
Disclosure of other provisions [line items]
Provisions	24	26
Other employee benefits
Disclosure of other provisions [line items]
Provisions	25	19
Other
Disclosure of other provisions [line items]
Provisions	$ 97	$ 104